Quarterly Report
August 31, 2024
MFS®  International Growth Fund
FGF-Q1

Portfolio of Investments
8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 1.4%
Rolls-Royce Holdings PLC (a)	27,786,842	$181,934,496
Singapore Technologies Engineering Ltd.	16,914,500	57,727,823
		$239,662,319
Alcoholic Beverages – 5.3%
Diageo PLC	8,048,280	$262,893,554
Heineken N.V.	5,137,402	463,255,050
Pernod Ricard S.A.	1,404,717	199,997,292
		$926,145,896
Apparel Manufacturers – 3.4%
Burberry Group PLC	3,794,636	$33,516,986
Kering S.A.	277,420	79,843,121
LVMH Moet Hennessy Louis Vuitton SE	637,102	477,902,887
		$591,262,994
Brokerage & Asset Managers – 2.3%
Deutsche Boerse AG	1,169,814	$262,372,476
London Stock Exchange Group PLC	983,638	132,778,352
		$395,150,828
Business Services – 2.5%
Experian PLC	5,107,356	$248,705,568
Nomura Research Institute Ltd.	5,757,700	194,353,864
		$443,059,432
Chemicals – 0.5%
UPL Ltd.	12,634,957	$90,374,390
Computer Software – 8.3%
Dassault Systemes SE	3,814,147	$149,042,045
Kingsoft Corp.	13,034,400	35,944,779
OBIC Co. Ltd.	1,054,200	182,785,794
Oracle Corp. Japan	1,235,800	111,685,193
SAP SE	4,095,643	893,287,622
Wisetech Global Ltd.	1,034,558	83,795,802
		$1,456,541,235
Computer Software - Systems – 7.9%
Amadeus IT Group S.A.	5,315,690	$358,667,370
Cap Gemini S.A.	1,457,440	304,076,574
Hitachi Ltd.	29,297,500	718,795,980
		$1,381,539,924
Construction – 0.4%
Kingspan Group PLC	736,274	$64,539,507
Consumer Products – 2.8%
AmorePacific Corp.	1,068,805	$99,761,658
Haleon PLC	24,681,244	123,820,955
KOSE Corp.	305,000	18,769,111
Reckitt Benckiser Group PLC	4,265,418	244,573,316
		$486,925,040
Electrical Equipment – 4.3%
Schneider Electric SE	2,986,700	$758,354,049

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 6.7%
ASML Holding N.V.	230,931	$208,861,680
SK Hynix, Inc.	626,845	82,008,928
Taiwan Semiconductor Manufacturing Co. Ltd.	20,892,000	623,819,044
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,536,595	263,833,362
		$1,178,523,014
Energy - Independent – 0.9%
Reliance Industries Ltd.	4,530,835	$163,677,973
Entertainment – 0.2%
Lottery Corp. Ltd.	9,463,337	$32,085,180
Food & Beverages – 3.7%
Nestle S.A.	6,083,537	$651,401,139
Food & Drug Stores – 0.4%
Sugi Holdings Co. Ltd.	3,970,400	$68,872,203
Gaming & Lodging – 2.7%
Aristocrat Leisure Ltd.	3,714,591	$138,102,158
Flutter Entertainment PLC (a)	1,209,620	258,878,969
Sands China Ltd. (a)	37,398,800	68,480,854
		$465,461,981
Insurance – 2.3%
AIA Group Ltd.	47,077,000	$335,794,678
Ping An Insurance Co. of China Ltd., “H”	14,639,000	69,690,398
		$405,485,076
Internet – 1.1%
LY Corp.	30,178,200	$83,245,865
NAVER Corp.	838,923	106,754,131
		$189,999,996
Leisure & Toys – 1.5%
Prosus N.V.	2,209,579	$82,345,574
Tencent Holdings Ltd.	3,823,100	184,778,178
		$267,123,752
Machinery & Tools – 5.8%
Assa Abloy AB	10,611,480	$342,169,127
Delta Electronics, Inc.	15,236,000	192,396,539
GEA Group AG	3,743,204	175,440,059
RB Global, Inc.	3,637,591	313,378,336
		$1,023,384,061
Major Banks – 1.4%
DBS Group Holdings Ltd.	8,483,640	$236,695,441
Medical Equipment – 4.8%
EssilorLuxottica	1,635,377	$387,219,094
QIAGEN N.V.	3,376,999	154,804,785
Sonova Holding AG	434,257	151,112,547
Terumo Corp.	8,035,200	148,939,487
		$842,075,913
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	19,535,800	$66,014,549

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.2%
Tenaris S.A.	2,925,819	$43,147,520
Other Banks & Diversified Financials – 4.5%
Credicorp Ltd.	931,344	$166,105,202
Element Fleet Management Corp.	8,681,839	180,059,660
Grupo Financiero Banorte S.A. de C.V.	16,928,608	117,082,179
HDFC Bank Ltd.	9,888,131	193,366,393
Kasikornbank Co. Ltd.	14,076,200	59,473,973
Kotak Mahindra Bank Ltd.	3,396,210	72,271,993
		$788,359,400
Pharmaceuticals – 7.5%
Chugai Pharmaceutical Co. Ltd.	2,979,100	$151,128,342
Hypera S.A.	6,922,300	35,053,973
Merck KGaA	856,576	166,684,982
Novartis AG	2,593,673	313,762,239
Roche Holding AG	1,925,397	650,519,403
		$1,317,148,939
Precious Metals & Minerals – 3.1%
Agnico Eagle Mines Ltd.	3,762,470	$306,547,847
Franco-Nevada Corp.	1,994,312	243,523,157
		$550,071,004
Railroad & Shipping – 0.9%
Canadian Pacific Kansas City Ltd.	1,926,507	$159,921,596
Restaurants – 0.8%
Pluxee N.V.	584,511	$13,856,009
Sodexo	584,511	52,012,530
Yum China Holdings, Inc.	1,559,783	52,736,263
Yum China Holdings, Inc.	665,750	22,815,400
		$141,420,202
Specialty Chemicals – 8.0%
Air Liquide S.A.	1,910,894	$356,387,592
Akzo Nobel N.V.	1,488,838	95,406,459
Linde PLC	965,196	461,604,987
Resonac Holdings Corp.	4,451,000	109,548,762
Sika AG	478,498	153,372,785
Symrise AG	1,722,888	226,728,366
		$1,403,048,951
Specialty Stores – 1.7%
Alibaba Group Holding Ltd.	8,714,500	$91,133,575
Zalando SE (a)	3,955,137	102,479,867
ZOZO, Inc.	3,005,800	95,765,799
		$289,379,241
Telecommunications - Wireless – 0.3%
Advanced Info Service Public Co. Ltd.	6,181,300	$45,110,980
Tobacco – 0.4%
ITC Ltd.	10,391,152	$62,326,208
Total Common Stocks		$17,224,289,933

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.35% (v)	252,569,150	$252,644,920

Other Assets, Less Liabilities – 0.2%		29,133,921
Net Assets – 100.0%		$17,506,068,774
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $252,644,920 and $17,224,289,933, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$1,767,826,566	$1,010,864,627	$—	$2,778,691,193
Germany	921,825,553	1,059,972,604	—	1,981,798,157
Switzerland	1,453,033,089	467,135,024	—	1,920,168,113
Japan	—	1,883,890,400	—	1,883,890,400
United Kingdom	368,394,271	859,828,956	—	1,228,223,227
Canada	1,203,430,596	—	—	1,203,430,596
Taiwan	263,833,362	816,215,583	—	1,080,048,945
Netherlands	—	849,868,763	—	849,868,763
India	—	582,016,957	—	582,016,957
Other Countries	1,174,751,731	2,541,401,851	—	3,716,153,582
Mutual Funds	252,644,920	—	—	252,644,920
Total	$7,405,740,088	$10,071,194,765	$—	$17,476,934,853
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$232,641,263	$760,707,880	$740,757,704	$1,478	$52,003	$252,644,920
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,459,557	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2024, are as follows:
France	15.9%
Germany	11.3%
Switzerland	11.0%
Japan	10.8%
United Kingdom	7.0%
Canada	6.9%
Taiwan	6.2%
Netherlands	4.9%
United States	4.3%
Other Countries	21.7%